Borrowings - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended	0 Months Ended
	Apr. 08, 2014	Mar. 14, 2014	Sep. 12, 2012	Dec. 31, 2014	Oct. 27, 2014	Sep. 26, 2014	Nov. 29, 2013	Nov. 26, 2012	Sep. 23, 2014	Jul. 16, 2013	Sep. 10, 2012	Feb. 07, 2014	Feb. 07, 2013	Nov. 14, 2014	Nov. 30, 2012	Oct. 08, 2014	Dec. 31, 2013	Feb. 13, 2003 Installment	Mar. 31, 2014	Oct. 14, 2014
Debt Instrument [Line Items]
Debt Instrument, principal amount	$ 10,000,000	$ 20,000,000
Debt Instrument, interest rate	2.30%	2.30%
Debt Instrument, expiration period	1 year	1 year
WuXi AppTec (Shanghai) Co., Ltd. | Loan Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			4,300,000
Line of credit facility, maturity period			2 years
Line of credit facility, average interest rate				3.30%
Line of credit facility, interest rate description				The interest rate was based on three-month LIBOR plus 2.75%, is reset every three months based on the prevailing rate
Line of credit facility, margin rate			2.75%
Revolving Credit Facility | AppTec
Debt Instrument [Line Items]
Debt Instrument, interest rate					1.10%
Line of credit facility, maximum borrowing capacity						25,000,000	20,000,000
Line of credit facility, maturity period					1 year		1 year
Line of credit facility, amount drawn				25,000,000
Line of credit facility, average interest rate				2.01%
Line of credit facility, margin rate						2.50%	1.25%
Line of credit facility, amount drawn				20,000,000
Revolving Credit Facility | AppTec | Scenario 1
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						12,000,000
Line of credit facility, maturity period						1 month
Revolving Credit Facility | AppTec | Scenario 2
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						13,000,000
Line of credit facility, maturity period						2 years
Revolving Credit Facility | AppTec | One-year line of credit
Debt Instrument [Line Items]
Line of credit facility, interest rate description				The interest rate for each drawdown is based on LIBOR rates prevailing as of the period of drawdown plus 1.25%.
Revolving Credit Facility | AppTec | Two year line of credit
Debt Instrument [Line Items]
Line of credit facility, interest rate description				The interest rate for each drawdown is based on LIBOR rates prevailing as of the period of drawdown plus 2.5%.
Revolving Credit Facility | AppTec Holding
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								25,000,000
Line of credit facility, maturity period								1 year
Line of credit facility, amount drawn				25,000,000
Line of credit facility, margin rate								2.50%
Revolving Credit Facility | WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									50,000,000	40,000,000	15,000,000
Line of credit facility, maturity period									1 year	1 year	1 year
Line of credit facility, amount drawn				14,600,000
Line of credit facility, average interest rate				2.69%													2.42%
Line of credit facility, interest rate description				The interest rate of each drawdown was based on LIBOR for the corresponding period on the drawdown date plus 3.0%.
Line of credit facility, margin rate											3.00%
Revolving Credit Facility | Shanghai SynTheAll PharmaTech Co., Ltd.
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												17,900,000	16,400,000
Line of credit facility, maturity period												1 year	1 year
Line of credit facility, amount drawn				8,900,000
Line of credit facility, average interest rate				2.70%
Line of credit facility, interest rate description				The interest rate for each drawdown is based on LIBOR rates prevailing as of the period of drawdown plus a market rate mutually agreed upon.
Revolving Credit Facility | Wuxi Apptec Hong Kong Limited And Sta Pharmaceutical Hong Kong Limited
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														50,000,000
Line of credit facility, maturity period														1 year
Line of credit facility, interest rate description				The interest rate is based on three-month LIBOR plus 2.0%.
Line of credit facility, margin rate														2.00%
Revolving Credit Facility | Minimum | AppTec Holding
Debt Instrument [Line Items]
Net asset of subsidiaries				400,000,000
Revolving Credit Facility | Minimum | Wuxi Apptec Hong Kong Limited And Sta Pharmaceutical Hong Kong Limited
Debt Instrument [Line Items]
Net asset of subsidiaries														400,000,000
Onshore borrowing														80,000,000
Revolving Credit Facility | Maximum | AppTec Holding
Debt Instrument [Line Items]
Aggregate indebtedness of subsidiaries company				50,000,000
Term Note | AppTec
Debt Instrument [Line Items]
Debt Instrument, principal amount																		3,800,000
Debt Instrument, number of consecutive periodic payment																		180
Debt Instrument, interest rate																		4.00%
Long-term debt				1,000,000
Promissory Notes | AppTec Holding
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity															20,000,000
Line of credit facility, interest rate description				The interest rate is based on the three-month Eurodollar Rate plus 2.5%
Line of credit facility, margin rate															2.50%
Promissory Notes | Minimum | AppTec Holding
Debt Instrument [Line Items]
Net asset of subsidiaries																	400,000,000
Promissory Notes | Maximum | AppTec Holding
Debt Instrument [Line Items]
Aggregate indebtedness of subsidiaries company																	50,000,000
Uncommitted Credit Facility | WuXi AppTec (Hong Kong) Limited.
Debt Instrument [Line Items]
Debt Instrument, principal amount																			30,000,000
Debt Instrument, interest rate																			2.00%
Line of credit facility, maturity period																1 year
Line of credit facility, amount drawn				30,000,000
Line of credit facility, average interest rate				2.01%
Uncommitted Credit Facility | STA Pharmaceutical Hong Kong Limited
Debt Instrument [Line Items]
Debt Instrument, principal amount																				18,000,000
Debt Instrument, interest rate																				1.75%
Line of credit facility, amount drawn				8,900,000